Note 20 - Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number Of Customers	2	2	1